SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Line Items]
Cost of sales	$ 4,788,000			$ 11,455,000			$ 23,424,000	$ 33,729,000	$ 44,694,000	$ 43,591,000
Research and development	623,000			1,147,000			2,196,000	3,419,000	4,464,000	4,916,000
Net loss	(3,175,000)	$ 601,000	$ (2,562,000)	(1,939,000)	$ (1,887,000)	$ (1,669,000)	(5,136,000)	(5,495,000)	(6,674,000)	(8,333,000)
Significant Segment [Member]
Segment Reporting [Line Items]
Revenues	6,588,000			16,742,000			33,884,000	49,697,000	66,434,000	60,824,000
Cost of sales	4,788,000			11,455,000			23,424,000	33,729,000	44,694,000	43,591,000
General and administrative	3,158,000			4,577,000			9,846,000	13,822,000	18,337,000	15,669,000
Selling and marketing	767,000			892,000			2,047,000	2,245,000	2,965,000	2,218,000
Research and development	623,000			1,147,000			2,196,000	3,419,000	4,464,000	4,916,000
Depreciation	243,000			248,000			745,000	750,000	1,002,000	1,045,000
Interest expense (net)	184,000			362,000			762,000	1,227,000	1,646,000	1,718,000
Net loss	$ (3,175,000)			$ (1,939,000)			$ (5,136,000)	$ (5,495,000)	$ (6,674,000)	$ (8,333,000)